Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	1 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Statement of Cash Flows [Abstract]
Net cash provided by operating activities		$ 41,217	$ 445,508
Investing activities
Additions to newbuildings, vessels and equipment	$ (180,000)	(181,980)	(152,846)
Marketable securities acquired		(357)	0	$ 0
Investment in associated company		0	(750)
Net proceeds from sale of vessel		0	26,556
Cash inflow from sale of subsidiary		2,813	0
Cash outflow on issuance of loan to associated company		0	(1,500)
Trafigura asset acquisition		0	(533,748)
Proceeds from sale of marketable securities		14,074	0	0
Net cash used in investing activities		(165,450)	(662,288)
Financing activities
Proceeds from issuance of debt		172,024	650,273
Repayment of long-term debt		(90,623)	(149,732)
Repayment of finance leases		(3,199)	(7,984)
Net proceeds from issuance of shares		0	5,825
Lease termination compensation receipt		0	3,186
Debt fees paid		(2,117)	(6,074)
Dividends paid		0	(215,031)
Net cash provided by financing activities		76,085	280,463
Net change in cash and cash equivalents and restricted cash		(48,148)	63,683
Cash and cash equivalents and restricted cash at beginning of period		189,649	177,376	177,376
Cash and cash equivalents and restricted cash at end of period	$ 141,501	$ 141,501	$ 241,059	$ 189,649